Inventories (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Ore on leach pad	$ 3,903,297	$ 1,193,341
Carbon column in process	235,762
Finished goods	194,623
Total	$ 4,333,682	$ 1,193,341